Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Federal Home Loan Bank Advances
Federal Home Loan Bank advances consist of the following at December 31, 2012 and 2011 (in thousands):

	2012		2011
Maturity Period	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
1 to12 months	$2,000	4.19%	$1,800	3.98%
13 to 24 months	--	--	2,000	4.19
	$2,000	4.19%	$3,800	4.09%